Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2013	$ 13,388	$ 59,432,943	$ (49,478,158)	$ 9,968,173
Balance (in shares) at Dec. 31, 2013	13,387,914
Increase (Decrease) in Stockholders' Equity
Common stock issued for cash, net of issuance costs	$ 5,767	21,231,675		21,237,442
Common stock issued for cash, net of issuance costs (in shares)	5,766,875
Stock options exercised	$ 1	249		250
Stock options exercised (in shares)	715
Stock-based compensation	$ 69	1,165,543		1,165,612
Stock-based compensation (in shares)	69,204
Net loss			(16,555,051)	(16,555,051)
Balance at Dec. 31, 2014	$ 19,225	81,830,410	(66,033,209)	$ 15,816,426
Balance (in shares) at Dec. 31, 2014	19,224,708			19,224,708
Increase (Decrease) in Stockholders' Equity
Common stock issued for cash, net of issuance costs	$ 13,670	3,706,815		$ 3,720,485
Common stock issued for cash, net of issuance costs (in shares)	13,669,616
Stock options exercised	$ 83	47,595		47,678
Stock options exercised (in shares)	82,616
Stock-based compensation	$ 161	957,547		957,708
Stock-based compensation (in shares)	161,658
Net loss			(10,010,306)	(10,010,306)
Balance at Dec. 31, 2015	$ 33,139	$ 86,542,367	$ (76,043,515)	$ 10,531,991
Balance (in shares) at Dec. 31, 2015	33,138,598			2,369,449
Increase (Decrease) in Stockholders' Equity
Net loss				$ (4,606,749)
Balance at Jun. 30, 2016				$ 6,268,958
Balance (in shares) at Jun. 30, 2016				2,368,221